Provisions - Schedule of defined benefit obligation expenses recognized in the consolidated income statements, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 46	€ 42	€ 65
Other foreign subsidiaries
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	29	25	31
Interest cost (net)	93	84	64
Actuarial (gains)/losses recognised in the year	28	23	8
Past service cost	2	1	8
Pre-retirement cost	0	0	0
Other	(10)	(3)	(3)
Post-employment benefit expense in profit or loss, defined benefit plans	€ 142	€ 130	€ 108